Current and Deferred Portion of Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Income Taxes [Line Items]
Current income tax expense		185,001	133,180	92,009
Deferred income tax (provision) /benefit	(2,472)	(15,559)	6,789	(29,843)
Income tax expense	$ 26,922	169,442	139,969	62,166